[SEI INVESTMENTS LOGO]


SEI INSTITUTIONAL INVESTMENTS TRUST

LARGE CAP FUND

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

LARGE CAP DISCIPLINED EQUITY FUND

SMALL/MID CAP EQUITY FUND

SMALL CAP FUND

INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND

CORE FIXED INCOME FUND

HIGH YIELD BOND FUND

INTERNATIONAL FIXED INCOME FUND

CLASS A

PROSPECTUS AS OF
SEPTEMBER 30, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI INSTITUTIONAL INVESTMENTS TRUST

About This Prospectus

SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement (as discussed below). This prospectus gives you important information about the shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

           Large Cap Fund                                                      3

           Large Cap Value Fund                                                6

           Large Cap Growth Fund                                               9

           Large Cap Disciplined Equity Fund                                  12

           Small/Mid Cap Equity Fund                                          15

           Small Cap Fund                                                     17

           International Equity Fund                                          20

           Emerging Markets Equity Fund                                       23

           Core Fixed Income Fund                                             25

           High Yield Bond Fund                                               29

           International Fixed Income Fund                                    31

           More Information About Fund Investments                            33

           Investment Adviser and Sub-Advisers                                33

           Purchasing and Selling Fund Shares                                 44

           Dividends, Distributions and Taxes                                 47

           Financial Highlights                                               48

           How to Obtain More Information About
             SEI Institutional Investments Trust                      Back Cover

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond and Emerging Markets Equity Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes represented by some of the Funds is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Eligible Investors

Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, and Taft-Hartley plans, that have entered into an Investment Management Agreement (an Agreement) with SIMC (collectively, Eligible Investors). More information about Eligible Investors is in the "Purchasing and Selling Fund Shares" section of this prospectus.

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LARGE CAP FUND

Fund Summary

INVESTMENT GOAL:                 Long-term growth of capital and income

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers, the Fund
                                 invests in large cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, follows a distinct investment discipline. For example, the Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, book value or return on equity) and growth managers (I.E., managers that select stocks they believe have significant growth potential based on revenue and revenue growth and other factors). The Fund's portfolio is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

[CHART]

1997      35.69%
1998      25.33%
1999      19.73%
2000      -8.28%
2001     -13.92%
2002     -22.82%

BEST QUARTER: 23.28% (12/31/98)

WORST QUARTER: -17.49% (09/30/02)

* The Fund's total return from January 1, 2003 to June 30, 2003 was 11.50%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 1000 Index.

                                                                           SINCE
CLASS A SHARES                                1 YEAR      5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
Large Cap Fund                                -22.82%       -1.77%          5.20%
--------------------------------------------------------------------------------
Frank Russell 1000 Index**                    -21.65%       -0.58%          5.76%
--------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 14, 1996. Index returns shown from June 30, 1996.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.40%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.07%
================================================================================
  Total Annual Fund Operating Expenses                                      0.47%*
================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Large Cap Fund -- Class A Shares                                            0.26%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------
Large Cap Fund -- Class A Shares                   $      48    $     151    $     263    $      591
----------------------------------------------------------------------------------------------------

LARGE CAP VALUE FUND

Fund Summary

INVESTMENT GOAL:                 Long-term growth of capital and income

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers that manage in
                                 a value style, the Fund invests in large cap income-producing U.S. common stocks

Investment Strategy

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in income producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years. The performance information shown is based on full calendar years.*

[CHART]

2001      -2.67%
2002     -17.68%

BEST QUARTER:  7.75% (12/31/01)

WORST QUARTER: -18.93% (09/30/02)

* The Fund's total return from January 1, 2003 to June 30, 2003 was 11.64%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 1000 Value Index.

                                                                           SINCE
CLASS A SHARES                                            1 YEAR      INCEPTION*
--------------------------------------------------------------------------------
Large Cap Value Fund                                      -17.68%          -3.75%
--------------------------------------------------------------------------------
Frank Russell 1000 Value Index**                          -15.52%          -4.20%
--------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is January 31, 2000. Index returns shown from January 31, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.35%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.07%
================================================================================
  Total Annual Fund Operating Expenses                                      0.42%*
================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Large Cap Value Fund -- Class A Shares                                      0.28%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------
Large Cap Value Fund -- Class A Shares             $      43    $     135    $     235    $      530
----------------------------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

Fund Summary

INVESTMENT GOAL:                 Capital appreciation

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers that manage in
                                 a growth style, the Fund invests in large cap
                                 U.S. common stocks

Investment Strategy

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years. The performance information shown is based on full calendar years.*

[CHART]

2001     -26.17%
2002     -29.02%

BEST QUARTER:  17.04% (12/31/01)

WORST QUARTER: -24.88% (03/31/01)

* The Fund's total return from January 1, 2003 to June 30, 2003 was 11.57%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 1000 Growth Index.

                                                                           SINCE
CLASS A SHARES                                            1 YEAR      INCEPTION*
--------------------------------------------------------------------------------
Large Cap Growth Fund                                     -29.02%         -25.40%
--------------------------------------------------------------------------------
Frank Russell 1000 Growth Index**                         -27.88%         -24.84%
--------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is February 28, 2000. Index returns shown from February 29, 2000.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.40%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.07%
================================================================================
  Total Annual Fund Operating Expenses                                      0.47%*
================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Large Cap Growth Fund -- Class A Shares                                     0.28%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------
Large Cap Growth Fund -- Class A Shares            $      48    $     151    $     263    $      591
----------------------------------------------------------------------------------------------------

LARGE CAP DISCIPLINED EQUITY FUND

Fund Summary

INVESTMENT GOAL:                 Capital appreciation

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers, the Fund
                                 invests in common stocks and other equity securities

Investment Strategy

Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (S&P 500 Index) (currently between $387 million and $284 billion). The Fund also may engage in short sales.

The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities. The Fund uses a multi-manager approach, relying on Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund also may utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information

The Fund commenced operation on August 28, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2002, performance results for the Fund have not been provided.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.40%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.15%*
================================================================================
  Total Annual Fund Operating Expenses                                      0.55%**
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Large Cap Disciplined Equity Fund -- Class A                                0.33%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                             1 YEAR      3 YEARS
--------------------------------------------------------------------------------
Large Cap Disciplined Equity Fund -- Class A                 $   56    $     176
--------------------------------------------------------------------------------

SMALL/MID CAP EQUITY FUND

Fund Summary

INVESTMENT GOAL:                 Long-term capital appreciation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers, the Fund
                                 invests in the common stocks and other equity securities of small to medium sized issuers

Investment Strategy

Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (currently between $67 million and $3.6 billion). The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow or book value), and growth managers (I.E., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors).

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small to medium capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Performance Information

As of September 30, 2003, the Fund had not commenced operations, and did not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.15%*
================================================================================
  Total Annual Fund Operating Expenses                                      0.80%**
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Small/Mid Cap Equity Fund -- Class A Shares                                 0.65%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                             1 YEAR      3 YEARS
--------------------------------------------------------------------------------
Small/Mid Cap Equity Fund -- Class A Shares                  $   82    $     255
--------------------------------------------------------------------------------

SMALL CAP FUND

Fund Summary

INVESTMENT GOAL:                 Capital appreciation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers, the Fund
                                 invests in common stocks of smaller U.S.
                                 companies

Investment Strategy

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, follows a distinct investment discipline. For example, the Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, book value or return on equity) and growth managers (I.E., managers that select stocks they believe have significant earnings growth potential based on revenue and earnings growth and other factors). The Fund's portfolio is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities are traded over the counter or listed on an exchange.

Performance Information

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

[CHART]

1997      23.75%
1998      -0.35%
1999      22.88%
2000       5.89%
2001       2.65%
2002     -21.77%

BEST QUARTER:  20.38% (12/31/98)

WORST QUARTER: -22.68% (9/30/98)

* The Fund's total return from January 1, 2003 to June 30, 2003 was 18.43%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Frank Russell 2000 Index.

                                                                           SINCE
CLASS A SHARES                                1 YEAR      5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
Small Cap Fund                                -21.77%        0.81%          4.49%
--------------------------------------------------------------------------------
Frank Russell 2000 Index**                    -20.48%       -1.36%          2.93%
--------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 14, 1996. Index returns shown from June 30, 1996.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.07%
================================================================================
  Total Annual Fund Operating Expenses                                      0.72%*
================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Small Cap Fund -- Class A Shares                                            0.54%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------
Small Cap Fund -- Class A Shares                   $      74    $     230    $     401    $      894
----------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

Fund Summary

INVESTMENT GOAL:                 Capital appreciation

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers, the Fund
                                 invests in equity securities of foreign
                                 companies

Investment Strategy

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of foreign companies. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry, and country.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that international equity securities of developed countries may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

[CHART]

1997      -1.26%
1998      20.52%
1999      39.89%
2000     -16.79%
2001     -21.54%
2002     -15.39%

BEST QUARTER:  20.81% (12/31/99)

WORST QUARTER: -19.82% (9/30/02)

* The Fund's total return from January 1, 2003 to June 30, 2003 was 6.99%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Morgan Stanley Capital International (MSCI) EAFE Index.

                                                                           SINCE
CLASS A SHARES                                1 YEAR      5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
International Equity Fund                     -15.39%       -1.41%         -0.90%
--------------------------------------------------------------------------------
MSCI EAFE Index**                             -15.94%       -2.89%         -1.75%
--------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 14, 1996. Index returns shown from June 30, 1996.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 900 securities listed on the stock exchanges of developed market countries in Europe, Australia and the Far East.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.51%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.17%
================================================================================
  Total Annual Fund Operating Expenses                                      0.68%*
================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

International Equity Fund -- Class A Shares                                 0.48%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------
International Equity Fund -- Class A Shares        $      69    $     218    $     379    $      847
----------------------------------------------------------------------------------------------------

EMERGING MARKETS EQUITY FUND

Fund Summary

INVESTMENT GOAL:                 Capital appreciation

SHARE PRICE VOLATILITY:          Very high

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers, the Fund
                                 invests in equity securities of emerging markets companies

Investment Strategy

Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information

As of September 30, 2003, the Fund had not commenced operations, and did not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    1.05%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.45%*
================================================================================
   Total Annual Fund Operating Expenses                                     1.50%**
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Emerging Markets Equity Fund -- Class A Shares                              1.40%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                             1 YEAR      3 YEARS
--------------------------------------------------------------------------------
Emerging Markets Equity Fund -- Class A Shares               $  153    $     474
--------------------------------------------------------------------------------

CORE FIXED INCOME FUND

Fund Summary

INVESTMENT GOAL:                 Current income and preservation of capital

SHARE PRICE VOLATILITY:          Medium

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers that have fixed
                                 income investment expertise, the Fund invests in investment grade U.S. fixed income securities

Investment Strategy

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index (4.52 years as of September 15, 2003).

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.

Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

[CHART]

1997       9.87%
1998       8.83%
1999      -1.35%
2000      12.90%
2001       6.93%
2002       9.19%

BEST QUARTER:  4.79% (12/31/00)

WORST QUARTER: -1.17% (6/30/99)

* The Fund's total return from January 1, 2003 to June 30, 2003 was 4.64%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Brothers Aggregate Bond Index.

                                                                           SINCE
CLASS A SHARES                                1 YEAR      5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
Core Fixed Income Fund                          9.19%        7.19%          8.00%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**         10.27%        7.54%          8.06%
--------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 14, 1996. Index returns shown from June 30, 1996.

** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.30%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.07%
================================================================================
  Total Annual Fund Operating Expenses                                      0.37%*
================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Core Fixed Income Fund -- Class A Shares                                    0.18%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------
Core Fixed Income Fund -- Class A Shares           $      38    $     119    $     208    $      468
----------------------------------------------------------------------------------------------------

HIGH YIELD BOND FUND

Fund Summary

INVESTMENT GOAL:                 Total return

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers that have high
                                 yield investment expertise, the Fund invests in high yield, high risk securities

Investment Strategy

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Performance Information

As of September 30, 2003, the Fund had not commenced operations, and did not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.49%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.14%*
================================================================================
  Total Annual Fund Operating Expenses                                      0.63%**
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

High Yield Bond Fund -- Class A Shares                                      0.47%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------
High Yield Bond Fund -- Class A Shares                         $   64   $    202
--------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME FUND

Fund Summary

INVESTMENT GOAL:                 Capital appreciation and current income

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Utilizing a sub-adviser, the Fund invests in
                                 investment grade fixed income securities of foreign government and corporate issuers

Investment Strategy

Under normal circumstances, the International Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that fixed income securities of foreign government and corporate issuers may underperform other segments of the fixed income markets or the fixed income markets as a whole.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                       32
Performance Information

As of September 30, 2003, the Fund had not commenced operations, and did not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.45%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.34%*
================================================================================
  Total Annual Fund Operating Expenses                                      0.79%**
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

International Fixed Income Fund -- Class A Shares                           0.61%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------
International Fixed Income Fund -- Class A Shares              $   81    $   252
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of June 30, 2003, SIMC had approximately $46.4 billion in assets under management. For the fiscal year ended May 31, 2003, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's net assets, at the following annual rates:

Large Cap Fund                                                              0.24%
--------------------------------------------------------------------------------
Large Cap Value Fund                                                        0.26%
--------------------------------------------------------------------------------
Large Cap Growth Fund                                                       0.26%
--------------------------------------------------------------------------------
Small Cap Fund                                                              0.52%
--------------------------------------------------------------------------------
International Equity Fund                                                   0.36%
--------------------------------------------------------------------------------
Core Fixed Income Fund                                                      0.16%
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 2003, the Large Cap Disciplined Equity, Small/Mid Cap Equity, Emerging Markets Equity, High Yield Bond and International Fixed Income Funds were not in operation. Each of these Funds will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rates:

Large Cap Disciplined Equity Fund                                           0.40%
--------------------------------------------------------------------------------
Small/Mid Cap Equity Fund                                                   0.65%
--------------------------------------------------------------------------------
Emerging Markets Equity Fund                                                1.05%
--------------------------------------------------------------------------------
High Yield Bond Fund                                                        0.49%
--------------------------------------------------------------------------------
International Fixed Income Fund                                             0.45%
--------------------------------------------------------------------------------

Sub-Advisers and Portfolio Managers

LARGE CAP FUND:

ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, Ph.D., Principal, and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to AJO.

FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at Two International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Fund's assets allocated to Franklin. Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.: Goldman Sachs Asset Management, L.P. (GSAM
LP), located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Fund. GSAM LP is part of the Investment Management Division and an affiliate of Goldman, Sachs & Co. A team of 23 investment professionals at GSAM LP manages the portion of the assets of the Large Cap Fund allocated to GSAM LP.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to LSV. They are all partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the assets of the portion of the Fund managed by LSV.

McKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 23 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.

MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Large Cap Fund. William A. Vogel, Executive Vice President of Montag, serves as portfolio manager of the portion of the Large Cap Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 15 years, and has 22 years of investment experience.

PEREGRINE CAPITAL MANAGEMENT INC.: Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018, serves as a Sub-Adviser to the Large Cap Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987 and began his investment management career in 1968. Mr. Nussbaum joined Peregrine in 1990 and began his investment management career in 1987.

SANFORD C. BERNSTEIN & CO., LLC: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, serves as a Sub-Adviser to the Large Cap Fund. Bernstein is an indirect wholly-owned subsidiary of Alliance Capital Management L.P. (Alliance Capital). Lewis A. Sanders and Marilyn Goldstein Fedak serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to Bernstein. Effective June 30, 2003, Mr. Sanders became Chief Executive Officer of Alliance Capital. Mr. Sanders was elected Director, Vice Chairman, and Chief Investment Officer at Alliance Capital Management Corporation on October 2, 2000. Prior thereto, he served as Chairman and Chief Executive Officer of Sanford C. Bernstein & Co., Inc., which he joined in 1968. Ms. Fedak was named Executive Vice President, Chairman and Co-Chief Investment Officer for U.S. Value Equities of Alliance Capital in 2000.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 17 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 32 years of investment management experience.

LARGE CAP VALUE FUND:

ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Value Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, Ph.D., Principal, and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Large Cap Value Fund's assets allocated to AJO.

FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at Two International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Value Fund's assets allocated to Franklin. Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Large Cap Value Fund's assets allocated to LSV. They are all partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the assets of the portion of the Fund managed by LSV.

SANFORD C. BERNSTEIN & CO., LLC: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, serves as a Sub-Adviser to the Large Cap Value Fund. Bernstein is an indirect wholly-owned subsidiary of Alliance Capital Management, L.P. (Alliance Capital). Lewis A. Sanders and Marilyn Goldstein Fedak serve as portfolio managers of a portion of the Large Cap Value Fund's assets allocated to Bernstein. Effective June 30, 2003, Mr. Sanders became Chief Executive Officer of Alliance Capital. Mr. Sanders was elected Director, Vice Chairman, and Chief Investment Officer at Alliance Capital Management Corporation on October 2, 2000. Prior thereto, he served as Chairman and Chief Executive Officer of Sanford C. Bernstein & Co., Inc., which he joined in 1968. Ms. Fedak was named Executive Vice President, Chairman and Co-Chief Investment Officer for U.S. Value Equities of Alliance Capital in 2000.

LARGE CAP GROWTH FUND:

GOLDMAN SACHS ASSET MANAGEMENT, L.P.: Goldman Sachs Asset Management, L.P. (GSAM
LP), located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Growth Fund. GSAM LP is part of the Investment Management Division and an affiliate of Goldman, Sachs & Co. A team of 23 investment professionals at GSAM LP manages the portion of the assets of the Large Cap Growth Fund allocated to GSAM LP.

McKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Growth Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as portfolio managers of the portion of the Large Cap Growth Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 23 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.

MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Large Cap Growth Fund. William A. Vogel, Executive Vice President of Montag, serves as portfolio manager of the portion of the Large Cap Growth Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 15 years, and has 22 years of investment experience.

PEREGRINE CAPITAL MANAGEMENT INC.: Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, serves as a Sub-Adviser to the Large Cap Growth Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Large Cap Growth Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987 and began his investment management career in 1968. Mr. Nussbaum joined Peregrine in 1990 and began his investment management career in 1987.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Growth Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of the portion of the Large Cap Growth Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 17 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 32 years of investment management experience.

LARGE CAP DISCIPLINED EQUITY FUND:

ANALYTIC INVESTORS, INC.: Analytic Investors, Inc. (Analytic), located at 700 South Flower, Suite 2400, Los Angeles, California 90017, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at Analytic manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Analytic.

BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at BGFA manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to BGFA.

ENHANCED INVESTMENT TECHNOLOGIES, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at INTECH manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to INTECH.

PRUDENTIAL INVESTMENT MANAGEMENT, INC.: Prudential Investment Management, Inc.
(PIM), located at Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at PIM, led by James H. Scott, Senior Managing Director, Quantitative Management, and Margaret Stumpp, Senior Managing Director, Quantitative Management, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to PIM. Mr. Scott and Ms. Stumpp have been with PIM for 15 years.

SMALL/MID CAP EQUITY FUND:

ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202 (effective November 15, 2003: 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202), serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets allocated to Artisan. Prior to joining Artisan in 1997, Mr. Satterwhite was a Portfolio Manager at Wachovia Bank, N.A. and Mr. Kieffer was a research analyst at the investment firm McColl Partners.

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as co-portfolio manager of the portion of the Small/Mid Cap Equity Fund's assets allocated to BlackRock. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Prior to joining BlackRock in 2002, Ms. O'Connor served as an equity analyst at Independence

Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management L.P. from 1997-2000.

DELAWARE MANAGEMENT COMPANY: Delaware Management Company, a series of Delaware Management Business Trust (DMC), located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at DMC manages the portion of the Small/Mid Cap Equity Fund's assets allocated to DMC. The team members have an average of 14 years of investment experience.

LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Andrew Beja, CFA, Managing Director of LMIL, and Jonathan Stone, CFA, Managing Director of LMIL, serve as portfolio managers of the portion of the assets of the Small/Mid Cap Equity Fund allocated to LMIL. Mr. Beja and Mr. Stone each has over 18 and 20 years of investment experience, respectively.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets allocated to LSV. They are all partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.45% of the average monthly market value of the assets of the portion of the Fund managed by LSV.

MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at Martingale manages the portion of the assets of the Small/Mid Cap Equity Fund allocated to Martingale.

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets managed by Mazama. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Company, Inc. Mr. Sauer has over 23 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at US Trust's Pacific Northwest office. Mr. Brink has over 26 years of investment experience.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Anthony R. Manno, Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for the Small/Mid Cap Equity Fund's assets allocated to Security Capital. The members of the Portfolio Management Committee have an average of 19 years of investment experience.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small/Mid Cap Equity Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 17 years of investment experience.

SMALL CAP FUND:

ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202 (effective November 15, 2003: 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202), serves as a Sub-Adviser to the Small Cap Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers of the portion of the Small Cap Fund's assets allocated to Artisan. Prior to joining Artisan in 1997, Mr. Satterwhite was a Portfolio Manager at Wachovia Bank, N.A. and Mr. Kieffer was a research analyst at the investment firm McColl Partners.

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock) located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Small Cap Fund's assets allocated to BlackRock. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Prior to joining BlackRock in 2002, Ms. O'Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management, L.P. from 1997-2000.

DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Vice President and Research Analyst, of David J. Greene serve as portfolio managers of the portion of the Small Cap Fund's assets allocated to David J. Greene. Messrs. Greene and Nahum have been Principals of the firm since 1998 and partners of its predecessor firm from 1988-1998 and 1993-1998, respectively.

DELAWARE MANAGEMENT COMPANY: Delaware Management Company, a series of Delaware Management Business Trust (DMC), located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at DMC manages the portion of the Small Cap Fund's assets allocated to DMC. The team members have an average of 14 years of investment experience.

LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. Andrew Beja, CFA, Managing Director of LMIL, and Jonathan Stone, CFA, Managing Director of LMIL, serve as portfolio managers of the portion of the assets of the Small Cap Fund allocated to LMIL. Mr. Beja and Mr. Stone each has over 18 and 20 years of investment experience, respectively.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the assets of the Small Cap Fund allocated to LSV. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the portion of the Fund managed by LSV.

MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at Martingale manages the portion of the assets of the Small Cap Fund allocated to Martingale.

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Small Cap Fund's assets managed by Mazama. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Company, Inc. Mr. Sauer has over 23 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at US Trust's Pacific Northwest office. Mr. Brink has over 26 years of investment experience.

McKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as portfolio managers of the portion of the assets of the Small Cap Fund allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 23 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investments from 1995 to 1997.
Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.

RS INVESTMENT MANAGEMENT, L.P.: RS Investment Management, L.P. (RSIM), located at 388 Market Street, Suite 1700, San Francisco, California 94111, serves as a Sub-Adviser to the Small Cap Fund. Jim Callinan of RSIM serves as portfolio manager of the portion of the assets of the Small Cap Fund allocated to RSIM. Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after nine years at Putnam Investments (Putnam) in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. While at Putnam, Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Fund. Anthony R. Manno, Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for the Small Cap Fund's assets allocated to Security Capital. The members of the Portfolio Management Committee have an average of 21 years of investment experience.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small Cap Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small Cap Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 17 years of investment experience.

INTERNATIONAL EQUITY FUND:

ALLIANCE CAPITAL MANAGEMENT LP: Alliance Capital Management LP (Alliance Capital) located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at Alliance Capital manages the portion of the International Equity Fund's assets allocated to Alliance Capital.

CAPITAL GUARDIAN TRUST COMPANY: Capital Guardian Trust Company (CGTC), located at 333 South Hope Street, 55th Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at CGTC manages the portion of the assets of the International Equity Fund allocated to CGTC and utilizes a multi-portfolio management system.

FISHER INVESTMENTS, INC.: Fisher Investments, Inc. (Fisher), located at 13100 Skyline Blvd., Woodside, California 94062, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at Fisher manages the portion of the International Equity Fund's assets allocated to Fisher.

McKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital) located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at McKinley Capital manages the portion of the International Equity Fund's assets allocated to McKinley Capital.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. (MSIM Inc.), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the International Equity Fund. The Sub-Adviser's International Equity Value Team manages the portion of the International Equity Fund's assets allocated to MSIM Inc. Current members of the team include Dominic Caldecott, Managing Director, Peter Wright, Managing Director, William Lock, Managing Director, Walter Riddell, Executive Director, and John Goodacre, Vice President.

EMERGING MARKETS EQUITY FUND:

ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A committee of investment professionals at Alliance Capital manages the portion of the Emerging Markets Equity Fund's assets allocated to Alliance Capital.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC: The Boston Company Asset Management, LLC (The Boston Company), located at One Boston Place, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Emerging Markets Equity Fund. D. Kirk Henry, CFA and Senior Vice President of The Boston Company serves as portfolio manager of the portion of the assets of the Emerging Markets Equity Fund allocated to The Boston Company. Since joining The Boston Company in 1994, Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and since January 1, 2003, responsibility for the International Equity product.

CITIGROUP ASSET MANAGEMENT LIMITED: Citigroup Asset Management Limited (Citigroup), located at Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB, England, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Aquico Wen, CFA, CPA, Roger Garret, Chris Lively, Erda Gercek, and Olivier Lamaigre manage the portion of the Emerging Markets Equity Fund's assets allocated to Citigroup. Mr. Wen has been with Citigroup since 1998 and has 9 years of industry experience. Mr. Garret has been with Citigroup since 1991 and has 13 years of experience. Prior to joining Citigroup in 2000, Mr. Lively was an Analyst and Portfolio Manager for Pioneer Group, Inc. He has 9 years of experience. Ms. Gercek has been with Citigroup since 1989 and has 12 years of experience. Mr. Lemaigre has been with Citigroup since 1993 and has 10 years of experience in emerging markets.

EMERGING MARKETS MANAGEMENT, L.L.C.: Emerging Markets Management, L.L.C. (EMM), located at 1001 Nineteenth Street, North, 17th Floor, Arlington, Virginia 22209-1722, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals at EMM manages the portion of the Emerging Markets Equity Fund's assets allocated to EMM.

CORE FIXED INCOME FUND:

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at BlackRock, led by Chief Investment Officer Keith Anderson, manages the portion of the Core Fixed Income Fund's assets allocated to BlackRock. Mr. Anderson is a Managing Director, Chief Investment Officer, Fixed Income and Co-Chair of Income Securities Group at BlackRock, and has 20 years of experience investing in fixed income securities.

METROPOLITAN WEST ASSET MANAGEMENT LLC: Metropolitan West Asset Management LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the Core Fixed Income Fund. MWAM's portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman manages the portion of the Core Fixed Income Fund's assets allocated to MWAM. Mr. Rivelle is Managing Director and Chief Investment Officer at MWAM. Messrs. Landmann, Kane, and Lippman are Managing Directors and Generalist Portfolio Managers at MWAM. Each member of the portfolio management team has over 13 years of investment experience.

WELLS CAPITAL MANAGEMENT, INC.: Wells Capital Management, Inc. (Wells Capital), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Wells Capital, lead by Senior Managing Director Bill Stevens and Senior Portfolio Manager Marie Chandoha, manages the portion of the Core Fixed Income Fund's assets allocated to Wells Capital. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management, which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of Wells Capital. Ms. Chandoha joined the fixed income team in 1999 and began her investment career in 1983. Prior to that, Ms. Chandoha was Chief Bond Strategist at Goldman Sachs from 1996-1999.

WESTERN ASSET MANAGEMENT COMPANY: Western Asset Management Company (Western), located at 117 East Colorado Boulevard, 6th floor, Pasadena, California 91105, serves as a Sub-Adviser to the Core Fixed Income Fund. A committee of investment professionals at Western manages the portion of the assets of the Core Fixed Income Fund allocated to Western.

HIGH YIELD BOND FUND:

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals, led by Doug G. Forsyth, CFA, serves as portfolio managers of the portion of the assets of the High Yield Bond Fund allocated to Nicholas-Applegate. Mr. Forsyth, Lead Portfolio Manager of High Yield & Convertibles at Nicholas-Applegate, joined Nicholas-Applegate in 1994, and has 11 years of investment experience.

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.: Nomura Corporate Research and Asset Management Inc. (Nomura), located at 2 World Financial Center, Building B, New York, New York 10281-1198, serves as a Sub-Adviser to the High Yield Bond Fund. Robert Levine, CFA, President and Chief Executive Officer of Nomura, applies a team approach to portfolio management by working alongside his team of portfolio managers, Stephen Kotsen, CFA, Vice President, and David Crall, CFA, Director, to manage Nomura's high yield bond portfolios and research analysis. This team manages the portion of the High Yield Bond Fund's assets allocated to Nomura. Prior to joining Nomura, Mr. Levine was President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created the first high yield bond mutual fund. Prior to joining Nomura in 1999, Steven Kotsen worked at Lazard Freres Asset Management as a portfolio manager in the high yield group. David Crall has been with Nomura for 10 years, working in both analyst and portfolio manager roles.

SHENKMAN CAPITAL MANAGEMENT, INC.: Shenkman Capital Management, Inc. (Shenkman), located at 461 Fifth Avenue, New York, New York 10017, serves as a Sub-Adviser to the High Yield Bond Fund. Mark Shenkman, President and Chief Investment Officer, Frank Whitley, Executive Vice President, Mark Flanagan, Senior Vice President, and Robert Stricker, Senior Vice President of Shenkman serve as co-portfolio managers of the portion of the High Yield Bond Fund's assets allocated to Shenkman. Mr. Shenkman has served in these roles since he founded the firm in 1985. Mr. Whitley joined Shenkman in 1988, and has co-managed the investment process since 1994. Mr. Flanagan joined Shenkman in 1992, and after serving as Director of Credit Research, was promoted to a portfolio manager in 2002. Mr. Stricker has 30 years of investment experience and has been a portfolio manager since 2003. Mr. Shenkman, Mr. Whitley, Mr. Flanagan and Mr. Stricker have a combined 95 years of investment experience.

INTERNATIONAL FIXED INCOME FUND:

FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES: Fischer Francis Trees & Watts, Inc., a New York corporation located at 200 Park Avenue, 46th Floor, New York, New York 10166, and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as FFTW) serve as Sub-Adviser to the International Fixed Income Fund. FFTW's Investment Strategy Group is responsible for determining the investment strategy of the International Fixed Income Fund. Kevin Corrigan, Portfolio Manager and Managing Director of FFTW, serves as portfolio manager to the portion of the International Fixed Income Fund's assets allocated to FFTW. Mr. Corrigan joined FFTW in 1995 and has 8 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds.

The Funds offer Class A Shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Agreement sets forth the fee to be paid to SIMC, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance based fee or a fixed-dollar fee for certain specified services.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Eligible Investors (as defined above) may purchase Class A shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, Eligible Investors must invest at least $100,000 in any Fund. A Fund may accept investments of smaller amounts at its discretion.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-US persons. Non-US persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to be obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal Law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Fund Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their investment income periodically as a dividend to shareholders. It is the policy of the International Fixed Income, Emerging Markets Equity, and International Equity Funds to pay dividends periodically (at least once annually), the Core Fixed Income and High Yield Bond Funds to pay dividends monthly, and the Small Cap, Small/Mid Cap Equity, Large Cap, Large Cap Value, Large Cap Growth and Large Cap Disciplined Equity Funds to pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity, Emerging Markets Equity, and International Fixed Income Funds may elect to pass through to you your pro rata share of foreign income taxes paid by each Fund. The Funds will notify you if they make such election.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, International Equity, and Core Fixed Income Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, along with each Fund's financial statements, appears in the Funds' annual report that accompanies the SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

As of September 30, 2003, the Emerging Markets Equity, High Yield Bond, International Fixed Income and Small/Mid Cap Equity Funds had not commenced operations. The Large Cap Disciplined Equity Fund did not have performance information as of May 31, 2003 since it commenced operations on August 28, 2003.

FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          NET
                                                        REALIZED
                                                          AND
                                                       UNREALIZED                   DISTRIBUTIONS     NET
                                NET ASSET                GAINS      DISTRIBUTIONS       FROM         ASSET               NET ASSETS
                                  VALUE       NET       (LOSSES)      FROM NET         REALIZED      VALUE,                END OF
                                BEGINNING  INVESTMENT      ON        INVESTMENT        CAPITAL       END OF   TOTAL        PERIOD
                                OF PERIOD    INCOME    SECURITIES      INCOME           GAINS        PERIOD  RETURN+    ($THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------------------------------------------
  2003(3)                       $   13.82  $     0.16  $    (1.41)  $       (0.16)  $          --   $ 12.41    (8.98)%  $  3,008,463
------------------------------------------------------------------------------------------------------------------------------------
  2002                              16.31        0.15       (2.48)          (0.16)             --     13.82   (14.36)      2,938,135
------------------------------------------------------------------------------------------------------------------------------------
  2001                              19.48        0.17       (2.35)          (0.17)          (0.82)    16.31   (11.54)      3,451,673
------------------------------------------------------------------------------------------------------------------------------------
  2000                              18.82        0.20        1.48           (0.19)          (0.83)    19.48     9.10       3,184,226
------------------------------------------------------------------------------------------------------------------------------------
  1999                              16.35        0.20        2.88           (0.20)          (0.41)    18.82    19.40       1,669,945
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------------------------------------------
  2003                          $   10.46  $     0.18  $    (1.19)  $       (0.18)  $          --   $  9.27    (9.53)%  $    402,605
------------------------------------------------------------------------------------------------------------------------------------
  2002                              11.20        0.17       (0.68)          (0.18)          (0.05)    10.46    (4.58)        406,494
------------------------------------------------------------------------------------------------------------------------------------
  2001                              10.38        0.19        0.84           (0.20)          (0.01)    11.20    10.04         350,978
------------------------------------------------------------------------------------------------------------------------------------
  2000(1)                           10.00        0.06        0.34           (0.02)             --     10.38     4.00         218,548
------------------------------------------------------------------------------------------------------------------------------------

                                                                      RATIO OF
                                RATIO OF                 RATIO OF       NET
                                  NET       RATIO OF     EXPENSES    INVESTMENT
                                EXPENSES       NET      TO AVERAGE   INCOME TO
                                   TO      INVESTMENT      NET        AVERAGE
                                 AVERAGE    INCOME TO     ASSETS     NET ASSETS   PORTFOLIO
                                  NET        AVERAGE    (EXCLUDING   (EXCLUDING   TURNOVER
                                 ASSETS    NET ASSETS     WAIVERS)     WAIVERS)     RATE
-------------------------------------------------------------------------------------------
LARGE CAP FUND
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  2003(3)                           0.26%        1.39%        0.47%        1.18%         51%
-------------------------------------------------------------------------------------------
  2002                              0.26         1.03         0.47         0.82          65
-------------------------------------------------------------------------------------------
  2001                              0.26         0.98         0.48         0.76         107
-------------------------------------------------------------------------------------------
  2000                              0.26         1.12         0.48         0.90          64
-------------------------------------------------------------------------------------------
  1999                              0.26         1.16         0.48         0.94          60
-------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  2003                              0.28%        2.17%        0.42%        2.03%         42%
-------------------------------------------------------------------------------------------
  2002                              0.28         1.70         0.44         1.54          34
-------------------------------------------------------------------------------------------
  2001                              0.28         1.86         0.46         1.68         104
-------------------------------------------------------------------------------------------
  2000(1)                           0.28         2.47         0.46         2.29          21
-------------------------------------------------------------------------------------------

                                                          NET
                                                        REALIZED
                                                          AND
                                                       UNREALIZED                   DISTRIBUTIONS     NET
                                NET ASSET                GAINS      DISTRIBUTIONS       FROM         ASSET               NET ASSETS
                                  VALUE       NET       (LOSSES)       FROM NET       REALIZED       VALUE,                END OF
                                BEGINNING  INVESTMENT     ON          INVESTMENT       CAPITAL       END OF   TOTAL        PERIOD
                                OF PERIOD    INCOME    SECURITIES       INCOME          GAINS        PERIOD  RETURN+    ($THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------------------------------------------
  2003                          $    5.25  $     0.03  $    (0.52)  $       (0.02)  $          --   $  4.74    (9.20)%  $    376,413
------------------------------------------------------------------------------------------------------------------------------------
  2002                               6.95        0.02       (1.70)          (0.02)             --      5.25   (24.23)        257,196
------------------------------------------------------------------------------------------------------------------------------------
  2001                               9.96        0.03       (3.01)          (0.03)             --      6.95   (30.08)        252,555
------------------------------------------------------------------------------------------------------------------------------------
  2000(2)                           10.00        0.01       (0.04)          (0.01)             --      9.96    (0.24)        232,400
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------------------------------------------
  2003(3)                       $   12.53  $     0.07  $    (0.94)  $       (0.06)  $          --   $ 11.60    (6.83)%  $  1,193,935
------------------------------------------------------------------------------------------------------------------------------------
  2002                              13.02        0.06       (0.45)          (0.07)          (0.03)    12.53    (2.99)      1,102,199
------------------------------------------------------------------------------------------------------------------------------------
  2001                              13.66        0.08        0.96           (0.09)          (1.59)    13.02     8.39         857,278
------------------------------------------------------------------------------------------------------------------------------------
  2000                              11.35        0.09        2.30           (0.08)             --     13.66    21.06         774,284
------------------------------------------------------------------------------------------------------------------------------------
  1999                              13.12        0.03       (0.89)          (0.04)          (0.87)    11.35    (5.81)        338,839
------------------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------------------------------------------
  2003                          $   10.27  $     0.50  $     0.60   $       (0.50)  $       (0.26)  $ 10.61    11.10%   $  2,431,368
------------------------------------------------------------------------------------------------------------------------------------
  2002                              10.49        0.54        0.06           (0.54)          (0.28)    10.27     6.43       2,354,581
------------------------------------------------------------------------------------------------------------------------------------
  2001                               9.82        0.66        0.67           (0.66)             --     10.49    13.92       2,131,474
------------------------------------------------------------------------------------------------------------------------------------
  2000                              10.22        0.61       (0.40)          (0.61)             --      9.82     2.07       1,999,815
------------------------------------------------------------------------------------------------------------------------------------
  1999                              10.57        0.62       (0.18)          (0.63)          (0.16)    10.22     4.15       1,046,367
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------------------------------------------
  2003                          $    9.21  $     0.13  $    (1.46)  $       (0.12)  $          --   $  7.76   (14.43)%  $  1,176,097
------------------------------------------------------------------------------------------------------------------------------------
  2002                              10.34        0.11       (1.14)          (0.10)             --      9.21    (9.93)      1,259,408
------------------------------------------------------------------------------------------------------------------------------------
  2001                              13.61        0.17       (2.56)          (0.16)          (0.72)    10.34   (18.21)      1,190,830
------------------------------------------------------------------------------------------------------------------------------------
  2000                              11.58        0.24        2.40           (0.14)          (0.47)    13.61    22.82       1,186,706
------------------------------------------------------------------------------------------------------------------------------------
  1999                              11.35        0.10        0.65           (0.17)          (0.35)    11.58     6.93         690,389
------------------------------------------------------------------------------------------------------------------------------------

                                                                      RATIO OF
                                RATIO OF                 RATIO OF       NET
                                  NET       RATIO OF     EXPENSES    INVESTMENT
                                EXPENSES       NET      TO AVERAGE   INCOME TO
                                   TO      INVESTMENT      NET        AVERAGE
                                 AVERAGE    INCOME TO     ASSETS     NET ASSETS   PORTFOLIO
                                  NET        AVERAGE    (EXCLUDING   (EXCLUDING    TURNOVER
                                 ASSETS    NET ASSETS    WAIVERS)     WAIVERS)      RATE
-------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  2003                              0.28%        0.61%        0.47%        0.42%         60%
-------------------------------------------------------------------------------------------
  2002                              0.28         0.32         0.47         0.13          71
-------------------------------------------------------------------------------------------
  2001                              0.28         0.31         0.50         0.09         107
-------------------------------------------------------------------------------------------
  2000(2)                           0.28         0.58         0.51         0.35          13
-------------------------------------------------------------------------------------------
SMALL CAP FUND
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  2003(3)                           0.54%        0.67%        0.72%        0.49%         97%
-------------------------------------------------------------------------------------------
  2002                              0.54         0.54         0.71         0.37         115
-------------------------------------------------------------------------------------------
  2001                              0.54         0.63         0.73         0.44         154
-------------------------------------------------------------------------------------------
  2000                              0.53         0.73         0.73         0.53         159
-------------------------------------------------------------------------------------------
  1999                              0.54         0.33         0.73         0.14         154
-------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  2003                              0.18%        4.79%        0.37%        4.60%        436%
-------------------------------------------------------------------------------------------
  2002                              0.18         5.67         0.36         5.49         365
-------------------------------------------------------------------------------------------
  2001                              0.18         6.47         0.37         6.28         399
-------------------------------------------------------------------------------------------
  2000                              0.18         6.20         0.40         5.98         383
-------------------------------------------------------------------------------------------
  1999                              0.18         5.81         0.41         5.58         393
-------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  2003                              0.48%        1.85%        0.68%        1.65%         58%
-------------------------------------------------------------------------------------------
  2002                              0.48         1.30         0.66         1.12          84
-------------------------------------------------------------------------------------------
  2001                              0.48         1.68         0.67         1.49          71
-------------------------------------------------------------------------------------------
  2000                              0.43         1.08         0.64         0.87          74
-------------------------------------------------------------------------------------------
  1999                              0.43         1.40         0.66         1.17          82
-------------------------------------------------------------------------------------------

+ Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(1) Commenced operations on January 31, 2000. All ratios for the period have been annualized.

(2) Commenced operations on February 28, 2000. All ratios for the period have been annualized.

(3)  Per share data calculated using average shares method.

Amounts designated as "--" are either $0 or have been rounded to $0.

[SEI INVESTMENTS LOGO]


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated September 30, 2003 includes detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, International Equity, and Core Fixed Income Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:     Call 1-8OO-DIAL-SEI

By Mail:          Write to the Funds at:
                  1 Freedom Valley Drive
                  Oaks, PA 19456

By Internet:      http://www.seic.com

From the SEC: You can obtain the SAI or the Annual Report and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investment Trust's Investment Company Act registration number is 811-7257.

SEI-F-145 (9/03)